COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	25.9%
BANKS	8.7%
Bank of America Corp., 6.20%, Series CC(a)		39,634	$1,025,728
Bank of America Corp., 6.00%, Series GG(a)		115,700	3,069,521
Bank of America Corp., 5.875%, Series HH(a)		115,450	2,992,464
Bank of America Corp., 6.50%, Series Y(a)		31,299	803,132
Citigroup, Inc., 7.125% to 9/30/23, Series J(a),(b)		39,953	1,089,518
Citigroup, Inc., 6.30%, Series S(a)		102,777	2,683,508
GMAC Capital Trust I, 8.469%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		239,895	6,246,866
Huntington Bancshares, Inc., 6.25%, Series D(a)		59,156	1,545,746
JPMorgan Chase & Co., 6.10%, Series AA(a)		30,000	786,000
JPMorgan Chase & Co., 6.00%, Series EE(a)		72,428	1,917,169
JPMorgan Chase & Co., 6.125%, Series Y(a)		30,040	780,740
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		27,446	708,930
TCF Financial Corp., 5.70%, Series C(a)		82,438	2,013,960
Wells Fargo & Co., 5.625%, Series Y(a)		40,347	1,020,779

			26,684,061

ELECTRIC	2.5%
INTEGRATED ELECTRIC	0.6%
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		66,232	1,738,590

REGULATED ELECTRIC	1.9%
CMS Energy Corp., 5.875%, due 10/15/78		21,125	552,841
CMS Energy Corp., 5.875%, due 3/1/79		97,975	2,522,857
Duke Energy Corp., 5.75%, Series A(a)		85,300	2,177,922
Southern Co./The, 6.25%, due 10/15/75		22,177	583,255

			5,836,875

TOTAL ELECTRIC			7,575,465

FINANCIAL	4.1%
DIVERSIFIED FINANCIAL SERVICES	1.3%
Apollo Global Management LLC, 6.375%, Series B(a)		104,799	2,571,768
KKR & Co., Inc., 6.75%, Series A(a)		50,427	1,333,794

			3,905,562

INVESTMENT BANKER/BROKER	2.8%
Carlyle Group LP/The, 5.875%, Series A(a)		50,391	1,153,450
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		110,977	3,068,514
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		89,337	2,383,511
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		79,700	2,037,929

			8,643,404

TOTAL FINANCIAL			12,548,966

		Shares	Value
INDUSTRIALS—CHEMICALS	1.8%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		80,171	$2,126,937
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		63,597	1,642,710
CHS, Inc., 7.50%, Series 4(a)		64,655	1,756,676

			5,526,323

INSURANCE	3.4%
LIFE/HEALTH INSURANCE	0.3%
Unum Group, 6.25%, due 6/15/58		40,000	1,045,200

MULTI-LINE	0.5%
WR Berkley Corp., 5.75%, due 6/1/56		64,043	1,613,243

MULTI-LINE—FOREIGN	0.7%
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		76,959	2,057,884

PROPERTY CASUALTY—FOREIGN	0.8%
Axis Capital Holdings Ltd., 5.50%, Series E(a)		14,465	344,701
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(a),(b)		79,150	2,015,950

			2,360,651

REINSURANCE	0.4%
Arch Capital Group Ltd., 5.25%, Series E(a)		3,385	77,990
Arch Capital Group Ltd., 5.45%, Series F(a)		53,720	1,302,173

			1,380,163

REINSURANCE—FOREIGN	0.7%
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(a)		81,998	2,059,790

TOTAL INSURANCE			10,516,931

INTEGRATED TELECOMMUNICATIONS SERVICES	0.3%
AT&T, Inc., 5.625%, due 8/1/67		30,000	764,700

PIPELINES	1.9%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		101,200	2,631,200
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(a),(b)		28,525	702,286
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		99,670	2,541,585

			5,875,071

		Shares		Value
REAL ESTATE	1.9%
NET LEASE	1.0%
VEREIT, Inc., 6.70%, Series F(a)		118,947		$2,993,896

RESIDENTIAL	0.5%
American Homes 4 Rent, 6.25%, Series H(a)		61,134		1,540,577

SPECIALTY	0.4%
QTS Realty Trust, Inc., 7.125%, Series A(a)		48,450		1,220,940

TOTAL REAL ESTATE				5,755,413

UTILITIES	1.3%
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		76,996		1,953,389
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		29,167		768,550
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		30,073		673,635
SCE Trust VI, 5.00%(a)		26,265		539,746

				3,935,320

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$76,559,019)				79,182,250

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	108.9%
BANKS	24.4%
AgriBank FCB, 6.875% to 1/1/24(a),(b)		26,000	†	2,691,000
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$1,300,000		1,376,772
Bank of America Corp., 8.05%, due 6/15/27, Series B		1,815,000		2,249,175
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		3,175,000		3,367,357
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		4,814,000		5,226,199
Citigroup Capital III, 7.625%, due 12/1/36		4,115,000		5,252,664
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		1,350,000		1,376,102
Citigroup, Inc., 6.125% to 11/15/20, Series R(a),(b)		3,276,000		3,342,798
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		2,705,000		2,849,542
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		1,200,000		1,198,770
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		25,000	†	2,549,218
CoBank ACB, 6.125%, Series G(a)		25,000	†	2,556,250
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		2,734,000		2,884,370

		Principal Amount		Value
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		40,000	†	$4,165,000
Farm Credit Bank of Texas, 10.00%, Series 1(a)		9,250	†	10,406,250
First Union Capital II, 7.95%, due 11/15/29, Series A		$249,000		321,048
JPMorgan Chase & Co., 6.221%, (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(c)		1,573,000		1,583,185
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		6,117,000		6,709,829
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		871,000		917,524
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(a),(b)		765,000		813,111
Wells Fargo & Co., 6.381%, (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(c)		7,200,000		7,254,000
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		3,021,000		3,230,793
Wells Fargo Capital X, 5.95%, due 12/1/36 (TruPS)		2,055,000		2,263,449

				74,584,406

BANKS—FOREIGN	42.8%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(d),(e)		1,600,000		1,695,512
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)(a),(b),(e),(f)		800,000		989,026
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		2,200,000		2,201,375
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)		3,100,000		3,222,453
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(a),(b),(e)		1,800,000		1,804,113
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		3,400,000		3,524,141
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		2,400,000		2,457,000
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(e)		2,200,000		2,201,375
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(e)		1,000,000		1,022,965
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(d),(e)		600,000		600,495
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)		2,575,000		2,745,117
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(e)		3,800,000		4,036,341
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(e)		2,000,000		2,098,280
Coventry Building Society, 6.875% to 9/18/24 (United Kingdom)(a),(b),(e),(f)		400,000		526,445
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)		1,600,000		1,620,000
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)		1,400,000		1,506,210
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(e)		4,050,000		4,560,102
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(d),(e)		1,000,000		1,073,690
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)		3,300,000		3,388,159
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(e)		2,087,000		2,211,475

	Principal Amount	Value
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)	$4,200,000	$4,323,207
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(e)	2,200,000	2,032,921
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (Germany)(a),(b),(e),(f)	400,000	440,541
DNB Bank ASA, 5.75% to 3/26/20 (Norway)(a),(b),(e),(f)	800,000	801,806
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	2,400,000	2,474,040
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(d)	2,007,869	2,544,528
Erste Group Bank AG, 6.50% to 4/15/24 (Austria)(a),(b),(e),(f)	1,000,000	1,237,750
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	2,250,000	3,309,154
HSBC Holdings PLC, 6.00% to 9/29/23 (United Kingdom)(a),(b),(e),(f)	1,000,000	1,252,480
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)(a),(b),(e)	800,000	799,468
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(e)	800,000	805,468
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	3,800,000	3,927,091
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)	2,000,000	1,981,870
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(e)	2,600,000	2,719,886
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)	600,000	593,640
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	2,000,000	2,066,964
Intesa Sanpaolo SpA, 7.75% to 1/11/27 (Italy)(a),(b),(e),(f)	1,400,000	1,705,035
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	2,337,000	2,412,952
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	2,200,000	2,234,419
Lloyds Banking Group PLC, 6.657% to 5/21/37, 144A (United Kingdom)(a),(b),(d)	1,850,000	1,896,250
Nationwide Building Society, 10.25% (United Kingdom)(a),(f)	885,000	1,677,132
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)	1,400,000	1,398,250
RBS Capital Trust II, 6.425% to 1/3/34 (United Kingdom)(a),(b)	560,000	688,100
Royal Bank of Scotland Group PLC, 7.50% to 8/10/20 (United Kingdom)(a),(b),(e)	1,200,000	1,225,500
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(b)	2,574,000	3,249,675
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)	2,800,000	3,010,000

	Principal Amount	Value
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(e)	$4,800,000	$5,124,000
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(a),(b),(e),(f)	1,800,000	1,780,875
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(e)	2,400,000	2,481,000
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)	1,000,000	1,039,335
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(e)	1,800,000	1,914,201
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)(a),(b),(d),(e)	800,000	806,300
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(e)	3,200,000	3,344,000
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)	2,150,000	2,253,383
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(f)	1,600,000	2,090,943
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)	2,000,000	2,011,250
Swedbank AB, 5.50% to 3/17/20 (Sweden)(a),(b),(e),(f)	200,000	192,000
Swedbank AB, 6.00% to 3/17/22 (Sweden)(a),(b),(e),(f)	400,000	383,800
UBS AG, 7.625%, due 8/17/22 (Switzerland)(e)	950,000	1,045,489
UBS Group Funding Switzerland AG, 6.875% to 3/22/21 (Switzerland)(a),(b),(e),(f)	1,400,000	1,437,838
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)	3,000,000	3,007,689
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)	3,000,000	3,046,845
UBS Group Funding Switzerland AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)	1,400,000	1,478,750
UBS Group Funding Switzerland AG, 7.125% to 2/19/20 (Switzerland)(a),(b),(e),(f)	900,000	912,893
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)	1,000,000	1,040,765
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)	800,000	923,200

		130,606,957

		Principal Amount	Value
ELECTRIC	0.9%
INTEGRATED ELECTRIC—FOREIGN	0.3%
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(d)		$800,000	$801,468

REGULATED ELECTRIC	0.6%
CenterPoint Energy, Inc., 6.125% to 9/01/23, Series A(a),(b)		1,439,000	1,463,226
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		565,000	543,685

			2,006,911

			2,808,379

FOOD	0.7%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		1,100,000	1,060,812
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		1,190,000	1,172,150

			2,232,962

INDUSTRIALS—DIVERSIFIED MANUFACTURING	3.2%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		10,271,000	9,588,235

INSURANCE	25.8%
LIFE/HEALTH INSURANCE	8.0%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(d)		2,473,000	3,020,609
MetLife, Inc., 9.25%, due 4/8/38, 144A(d)		4,659,000	6,313,807
MetLife, Inc., 5.25% to 6/15/20, Series C(a),(b)		2,577,000	2,599,020
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		1,075,000	1,088,223
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		6,964,000	7,252,832
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		3,070,000	3,028,478
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		1,060,000	1,076,520

			24,379,489

LIFE/HEALTH INSURANCE—FOREIGN	10.2%
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(e),(f)		1,400,000	1,578,009
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		693,000	717,660
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		1,600,000	1,716,624
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		1,951,000	2,110,338

		Principal Amount	Value
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(d)		$2,200,000	$2,134,671
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)(b),(f)		1,000,000	913,170
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48, 144A (Japan)(b),(d)		1,400,000	1,461,049
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(d)		4,700,000	4,913,732
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(d)		2,900,000	2,973,153
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		3,300,000	3,453,368
NN Group NV, 4.50% to 1/15/26 (Netherlands)(a),(b),(f)		1,200,000	1,431,842
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (United Kingdom)(f)		1,200,000	1,116,653
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		6,000,000	6,586,350

			31,106,619

MULTI-LINE	0.9%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		1,700,000	2,046,757
Hartford Financial Services Group, Inc./The, 4.809% , (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		1,000,000	863,975

			2,910,732

MULTI-LINE—FOREIGN	0.8%
AXA SA, 8.60%, due 12/15/30 (France)		800,000	1,048,748
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		1,300,000	1,392,866

			2,441,614

PROPERTY CASUALTY	0.7%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		2,100,000	2,107,403

PROPERTY CASUALTY—FOREIGN	5.2%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(b),(d)		3,400,000	3,482,875
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(f)		2,951,000	3,132,413
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(f)		2,200,000	2,255,189

		Principal Amount		Value
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		$2,400,000		$2,499,540
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(d)		2,000,000		2,028,988
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		2,600,000		2,591,537

				15,990,542

TOTAL INSURANCE				78,936,399

INTEGRATED TELECOMMUNICATIONS SERVICES	2.3%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(d)		3,500	†	3,690,876
Vodafone Group PLC, 7.00% to 4/4/29, due 4/4/79 (United Kingdom)(b)		3,150,000		3,207,335

				6,898,211

MATERIAL—METALS & MINING	1.8%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(b),(d)		4,800,000		5,320,920

PIPELINES	3.3%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		2,400,000		2,386,740
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		2,140,000		2,127,107
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		390,000		381,878
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		5,057,000		5,138,038

				10,033,763

UTILITIES	3.7%
ELECTRIC UTILITIES—FOREIGN	3.3%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		4,330,000		4,628,662
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		4,847,000		5,337,516

				9,966,178

MULTI-UTILITIES	0.4%
NiSource, Inc., 5.65% to 6/15/23(a),(b)		1,445,000		1,412,488

TOTAL UTILITIES				11,378,666

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$320,546,844)				332,388,898

		Principal Amount	Value
CORPORATE BONDS	3.5%
INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.1%
General Electric Co., 6.875%, due 1/10/39, Series GMTN		$349,000	$413,871
General Electric Co., 5.875%, due 1/14/38, Series MTN		2,605,000	2,778,725

			3,192,596

INSURANCE—LIFE/HEALTH INSURANCE	0.3%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		1,100,000	877,603

INSURANCE-PROPERTY CASUALTY	2.1%
Liberty Mutual Insurance Co., 7.697%, due 10/15/97, 144A(d)		4,829,000	6,524,396

TOTAL CORPORATE BONDS (Identified cost—$8,075,375)			10,594,595

		Shares
SHORT-TERM INVESTMENTS	2.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(g)		7,753,554	7,753,554

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,753,554)			7,753,554

TOTAL INVESTMENTS IN SECURITIES(h) (Identified cost—$412,934,792)	140.8%		429,919,297
LIABILITIES IN EXCESS OF OTHER ASSETS	(40.8)		(124,575,928)

NET ASSETS (Equivalent to $25.44 per share based on 12,003,861 shares of common stock outstanding)	100.0%		$305,343,369

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate (resets monthly) Receivable[i]	Floating Payment Frequency	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Value
$ 25,000,000	1.117%	Quarterly	2.482%	Monthly	10/19/21	$—	$591,169	$591,169
35,000,000	1.203	Quarterly	2.482	Monthly	10/19/22	—	1,033,892	1,033,892
13,000,000	1.848	Quarterly	2.482	Monthly	10/19/22	—	60,874	60,874
40,000,000	1.288	Quarterly	2.482	Monthly	10/19/23	—	1,377,908	1,377,908

						$—	$3,063,843	$3,063,843

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	888,701	USD	1,008,609	4/2/19	$11,708
Brown Brothers Harriman	EUR	1,316,235	USD	1,492,438	4/2/19	15,951
Brown Brothers Harriman	EUR	1,308,560	USD	1,493,460	4/2/19	25,582
Brown Brothers Harriman	EUR	2,893,658	USD	3,275,048	4/2/19	29,086
Brown Brothers Harriman	EUR	2,831,563	USD	3,231,663	4/2/19	55,356
Brown Brothers Harriman	GBP	1,287,420	USD	1,715,030	4/2/19	38,230
Brown Brothers Harriman	USD	6,427,935	EUR	5,725,221	4/2/19	(5,666)
Brown Brothers Harriman	USD	3,944,743	EUR	3,513,496	4/2/19	(3,477)
Brown Brothers Harriman	USD	1,677,405	GBP	1,287,420	4/2/19	(606)
Brown Brothers Harriman	GBP	1,312,347	USD	1,712,357	5/2/19	506
Brown Brothers Harriman	GBP	404,196	USD	529,694	5/2/19	2,453
Brown Brothers Harriman	EUR	3,196,840	USD	3,598,379	5/3/19	2,913
Brown Brothers Harriman	EUR	5,934,541	USD	6,679,949	5/3/19	5,408

						$177,444

The total amount of all interest rate swap contracts as presented in the table above are representative of the volume of activity for this derivative type during the three months ended March 31, 2019.

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at March 31, 2019.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $128,582,873, which represents 42.1% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $110,761,614, which represents 36.3% of the net assets of the Fund (25.5% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $52,674,048, which represents 17.3% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.
(h)	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding in connection with the Fund’s revolving credit agreement.
(i)	Based on LIBOR. Represents rates in effect at March 31, 2019.

Country Summary	% of Managed Assets
United States	46.1
United Kingdom	12.7
France	6.9
Japan	6.9
Switzerland	5.8
Canada	4.0
Australia	2.9
Netherlands	2.4
Italy	1.8
Bermuda	1.4
Germany	1.2
Sweden	1.0
Cayman Islands	0.8
Norway	0.8
Hong Kong	0.7
Spain	0.7
South Korea	0.5
Other	3.4

100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Over-the-counter (OTC) interest rate swaps are valued utilizing quotes received from a third-party pricing service.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric—Integrated Electric	$1,738,590	$—	$1,738,590	$—
Electric—Regulated Electric	5,836,875	3,658,953	2,177,922	—
Other Industries	71,606,785	71,606,785	—	—
Preferred Securities—Capital Securities	332,388,898	—	332,388,898	—
Corporate Bonds	10,594,595	—	10,594,595	—
Short-Term Investments	7,753,554	—	7,753,554	—

Total Investments in Securities(a)	$429,919,297	$75,265,738	$354,653,559	$—

Interest Rate Swap Contracts	$3,063,843	$—	$3,063,843	$—
Forward Foreign Currency Exchange Contracts	187,193	—	187,193	—

Total Derivative Assets(a)	$3,251,036	$—	$3,251,036	$—

Forward Foreign Currency Exchange Contracts	$(9,749)	$—	$(9,749)	$—

Total Derivative Liabilities(a)	$(9,749)	$—	$(9,749)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Payments received from or paid to the counterparty, including at termination, are recorded as realized gain (loss).

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended March 31, 2019:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$9,125,382